united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX

Swan Defined Risk Foreign Developed Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX

Annual Report
June 30, 2017

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Swan Defined Risk Fund
Swan Defined Risk Emerging Markets Fund
Swan Defined Risk Foreign Developed Fund
Swan Defined Risk U.S. Small Cap Fund

SHAREHOLDER LETTER
June 30, 2017
Fiscal Year Annual Review

Dear Shareholders,

The Swan Defined Risk Fund Class I Institutional (SDRIX) shares returned 6.08% net-of-fees (assumes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2017. Comparatively, the benchmark S&P 500 Total Return Index1 advanced 17.90% over the same time frame. The underperformance of the SDRIX portfolio vs our expectation of capturing about 50% of the upside performance in the benchmark was primarily due to two factors. First, the equally-weighted Select Sector SPDR ETF positions (financial and real estate considered one sector) held in the SDRIX portfolio underperformed the cap-weighted S&P 500 index by approximately -2.71%. This was mostly due to the outperformance in the technology (XLK) sector. Persistent strength in a handful of large cap tech stocks resulted in a 28.26% gain (including dividends) for XLK during the fiscal year ended June 30, 2017. In the SDRIX portfolio, the technology sector is under-weighted by approximately 12.72% relative to the cap-weighted S&P 500. In addition, the utilities sector (XLU) returned a modest 2.40% (including dividends) for the fiscal year ended June 30, 2017. This sector is over-weighted by approximately 8.03% in the SDRIX portfolio relative to the cap-weighted S&P 500. The second factor behind the underperformance of the SDRIX portfolio vs the benchmark was the significant and sustained drop in volatility levels in the S&P 500 (as measured by the VIX index) following the 2016 US presidential election. As a result, the value of the hedge (long LEAPS put options) decayed more than usual over this period of time. Overall, the hedged equity (ten Select Sector SPDR ETFs + SPX LEAPS put options) component of the SDRIX portfolio increased 3.27% for the fiscal year ended June 30, 2017. Additionally, the options income component of the SDRIX portfolio returned 2.72% during the fiscal year ended June 30, 2017. Options income was helped by consistently low realized and implied volatility levels following the elections in November 2016. Finally, SDRIX distributed a $0.1689 per share dividend (1.42%) on December 23, 2016 which resulted from core equity dividend income received over the prior year.

The Swan Defined Risk Emerging Markets Fund Class I Institutional (SDFIX) shares returned

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

11.97% net-of-fees (assumes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2017. In comparison, the benchmark MSCI Emerging Markets (Gross) Index returned 24.17% over the same time frame. This performance met our expectation for capturing about 50% of the upside performance in the benchmark. The hedged equity component of the SDFIX portfolio (EEM ETF + EEM LEAPS put options) increased 8.03% during the prior fiscal year. As expected, the hedge component (EEM LEAPS put options) was a drag on performance amid an increase in the underlying EEM. The options income component of the SDFIX portfolio returned 3.94% during the fiscal year ended June 30, 2017. The positive return for options income was mostly attributable to a steady rise in EEM over the past fiscal year. Finally, SDFIX distributed a $0.2126 per share dividend (2.36%) on December 23, 2016 which resulted from short-term capital gains over the prior fiscal year. The capital gains related to EEM shares sold to pay for the cost of the portfolio re-hedge.

The Swan Defined Risk Foreign Developed Fund Class I Institutional (SDJIX) shares returned 9.52% net-of-fees (assumes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2017. In comparison, the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) returned 20.83% over the same time period. This performance was in-line with our expectation for capturing about 50% of the upside performance in the benchmark. The hedged equity component of the SDJIX portfolio (EFA ETF + EFA LEAPS put options) returned 5.61% during the fiscal year ended June 30, 2017. As expected, the hedge component (EFA LEAPS put options) was a drag on performance amid an increase in the underlying EFA. The options income component of the SDJIX portfolio returned 3.91% during the fiscal year ended June 30, 2017. The positive return for options income was mostly attributable to a steady rise in EFA over the past fiscal year. Finally, SDJIX distributed a $0.1651 per share dividend (1.68%) on December 23, 2016 which resulted from dividend income and short-term and long-term capital gains over the prior fiscal year. The capital gains related to EFA shares sold to pay for the cost of the portfolio re-hedge.

The Swan Defined Risk U.S. Small Cap Fund Class I Institutional (SDCIX) shares returned 13.08% net-of-fees (assuming the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2017. In comparison, the Russell 2000 Total Return Index was up a healthy 24.60% over the same time period. The hedged equity component of the SDCIX portfolio (IWM ETF + RUT LEAPS put options) advanced 9.73% during the fiscal year ended June 30, 2017. As expected, the hedge component (EFA LEAPS put options) was a drag on performance amid strong increase in the underlying RUT Index. The options income component of the SDCIX portfolio gained 3.35% for the fiscal year ended June 30, 2017. The positive return for options income was mostly attributable to a consolidation in the RUT Index during first six months of calendar year 2017. Finally, SDCIX distributed a $0.0436 per share dividend (0.39%) on December 23, 2016 which resulted from core equity dividend income and short-term capital gains over the prior fiscal year. The capital gains related to IWM shares sold to pay for the cost of the portfolio re-hedge.

Strategy

The Swan Defined Risk’s core strategy is to deliver steady, tax efficient returns over a full market cycle with a simple three-step approach. First, we purchase and hold an ETF or basket of ETFs that represent a broad range of stocks. Second, we hedge most or all of the notional value of the ETFs through the purchase of corresponding LEAPS put options.2 Finally, we proportionally write shorter-term options against the long ETFs and LEAPS puts. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia3 and time decay with a return objective to allay the cost of the hedge.

Swan has managed this strategy for 20 years as a way of addressing the risks posed by the occasional bear market. We combine tax-efficient, low-cost exposure to the broad equity markets with long-dated options that protect against major market downturns. Although our strategy can be vulnerable to short-term declines such as the August 2015 correction, the strategy has been highly effective in protecting against cyclical bear markets. Most investors try to manage risk with timing and diversification. However, consistently timing the unknown is tenuous at best and you can’t diversify market risk away. Therefore, we choose to keep market timing to a minimum and directly attack market risk by including assets that have an inverse correlation to the markets (LEAPS put options). In the Swan Defined Risk Fund, we maintain an equity portfolio that equally weights nine sectors of the S&P 500 through the Select SPDR ETFs (we combine XLF and XLRE as one sector), which we rebalance regularly. In the long-term, our experience has shown that an equal-weight sector strategy has outperformed a cap-weighted because it forces you to continually buy low and sell high. As we have seen in the prior year, the equal-weight strategy typically underperforms when index gains are driven by a handful of momentum-driven stocks. Based on prior market cycles, this type of condition typically occurs near the end of a bull market. In the other three funds in the Swan Fund Family, we buy one ETF security that directly relates to the related strategy (i.e., IWM for Swan U.S. Small Cap). Our maxim is KISS: keep it simple, stupid. Low-cost, tax efficient market exposure, reliable hedges against bear markets, keep market timing to a minimum, no attempts at individual security selection. It’s a proven strategy that has worked for us.

Outlook

Looking ahead, it appears that potential future returns for equities will be challenged by lofty valuations (24 P/E for trailing 12-months on the S&P 500) and the gradual removal of monetary accommodation by the major central banks in the US, Europe and Japan. However, US equity markets will likely be supported by the curtailment of onerous regulations by the Trump administration and promises for major tax reform and infrastructure investment. The only fly in the ointment is the persistent lack of inflation and continued policy uncertainty. Considering the balance of these prevailing market conditions, we believe this is an opportune time to consider hedged equity, particularly the Swan Fund Family that can diversify risk by category (Swan Defined Risk and U.S. Small Cap) and geography (Swan Emerging Markets and Swan Foreign Developed), as a substantive portion of an investor’s portfolio.

[2]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

[3]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

We appreciate your confidence in our mutual funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of protecting investment portfolios against downside exposure and seeking better than average returns in the hedged equity fund class.

8198-NLD-8/28/2017

Best Regards,

Randy Swan
President

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

	Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	5.82%	2.08%	4.91%	N/A
Swan Defined Risk Fund - Class A with Load	0.00%	0.18%	3.71%	N/A
Swan Defined Risk Fund - Class C	5.01%	1.32%	N/A	4.02%
Swan Defined Risk Fund - Class I	6.08%	2.36%	5.18%	N/A
S&P 500 Total Return Index (c)	17.90%	9.61%	14.47%	13.83%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2016 are 1.55%, 2.30% and 1.30% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	92.5%
Purchased Put Options	4.7%
Short-Term Investments	2.7%
Purchased Call Options	0.9%
Put Options Written	(0.6)%
Call Options Written	(0.5)%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	11.65%	1.19%
Swan Defined Risk Emerging Markets Fund - Class A with Load	5.54%	(1.07)%
Swan Defined Risk Emerging Markets Fund - Class C	10.84%	0.46%
Swan Defined Risk Emerging Markets Fund - Class I	11.97%	1.42%
MSCI Emerging Markets Index (b)	24.17%	5.10%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2016, are 2.87%, 3.63% and 2.62% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	92.2%
Short-Term Investments	2.2%
Purchased Put Options	5.6%
Purchased Call Options	0.0%
Call Options Written	(0.5)%
Put Options Written	(0.5)%
Other Assets Less Liabilities	1.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk Foreign Developed Fund - Class A	9.25%	5.01%
Swan Defined Risk Foreign Developed Fund - Class A with Load	3.28%	1.14%
Swan Defined Risk Foreign Developed Fund - Class C	8.46%	4.29%
Swan Defined Risk Foreign Developed Fund - Class I	9.52%	5.25%
MSCI EAFE Index (b)	20.83%	9.71%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2016, are 5.59%, 6.34% and 5.34% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s Adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.4%
Purchased Put Options	3.9%
Short-Term Investments	3.0%
Purchased Call Options	0.0%
Put Options Written	(0.5)%
Call Options Written	(0.3)%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmark:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	12.70%	10.30%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	6.48%	6.23%
Swan Defined Risk U.S. Small Cap Fund - Class C	11.94%	9.59%
Swan Defined Risk U.S. Small Cap Fund - Class I	13.08%	10.55%
Russell 2000 Total Return Index (b)	24.60%	15.82%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2016, are 5.04%, 5.79% and 4.79% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. The Fund’s Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s Adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	91.1%
Short-Term Investments	3.4%
Purchased Put Options	6.4%
Purchased Call Options	0.0%
Call Options Written	(0.3)%
Put Options Written	(0.6)%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 92.5%
	EQUITY FUNDS - 92.5%
3,047,588	Consumer Discretionary Select Sector SPDR Fund ^	$273,155,312
5,038,798	Consumer Staples Select Sector SPDR Fund ^	276,831,562
4,081,402	Energy Select Sector SPDR Fund ^	264,964,618
9,499,391	Financial Select Sector SPDR Fund ^	234,349,976
3,633,099	Health Care Select Sector SPDR Fund ^	287,886,765
4,137,340	Industrial Select Sector SPDR Fund ^	281,794,227
5,169,774	Materials Select Sector SPDR Fund ^ #	278,185,539
1,621,303	Real Estate Select Sector SPDR Fund ^	52,205,957
4,995,631	Technology Select Sector SPDR Fund ^	273,360,928
5,293,437	Utilities Select Sector SPDR Fund ^	275,046,987
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,129,163,462)	2,497,781,871

Contracts *
	PURCHASED OPTIONS - 5.6%
	PURCHASED CALL OPTIONS - 0.9%
265	NASDAQ 100 Stock Index, Exipration July 2017, Exercise Price $6,200 +	5,830
3,618	S&P 500 Index, Exipration September 2017, Exercise Price $2,560 +	533,655
5,098	S&P 500 Index, Exipration September 2017, Exercise Price $2,500 +	6,754,850
5,098	S&P 500 Index, Exipration September 2017, Exercise Price $2,700 +	229,410
3,703	S&P 500 Index, Exipration December 2017, Exercise Price $2,500 +	14,923,090
3,703	S&P 500 Index, Exipration December 2017, Exercise Price $2,700 +	796,145
	TOTAL CALL OPTIONS PURCHASED (Cost - $25,449,388)	23,242,980

	PURCHASED PUT OPTIONS - 4.7%
265	NASDAQ 100 Stock Index, Exipration July 2017, Exercise Price $4,800 +	15,238
63	S&P 500 Index, Exipration December 2018, Exercise Price $2,125 +	544,320
130	S&P 500 Index, Exipration December 2018, Exercise Price $2,150 +	1,195,350
8,663	S&P 500 Index, Exipration December 2018, Exercise Price $2,250 +	101,963,510
275	S&P 500 Index, Exipration December 2018, Exercise Price $2,275 +	3,436,125
39	S&P 500 Index, Exipration December 2018, Exercise Price $2,300 +	516,945
193	S&P 500 Index, Exipration December 2018, Exercise Price $2,325 +	2,703,930
463	S&P 500 Index, Exipration December 2018, Exercise Price $2,350 +	6,882,495
184	S&P 500 Index, Exipration December 2018, Exercise Price $2,375 +	2,907,200
46	S&P 500 Index, Exipration December 2018, Exercise Price $2,400 +	769,810
384	S&P 500 Index, Exipration December 2018, Exercise Price $2,425 +	6,814,080
	TOTAL PUT OPTIONS PURCHASED (Cost - $225,337,532)	127,749,003

	TOTAL PURCHASED OPTIONS (Cost - $250,786,920)	150,991,983

Shares
	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
74,101,656	Dreyfus Treasury Cash Management - Institutional Class, 0.86% ^ **	74,101,656
	TOTAL SHORT TERM INVESTMENTS (Cost - $74,101,656)

	TOTAL INVESTMENTS - 100.8% (Cost - $2,454,052,038)(a)	$2,722,875,510
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $18,973,168) (a)	(13,383,105)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $16,461,125) (a)	(16,469,590)
	OTHER ASSETS LESS LIABILITIES - 0.3%	6,960,587
	NET ASSETS - 100.0%	$2,699,983,402

Contracts *
	OPTIONS WRITTEN - (1.1)%
	CALL OPTIONS WRITTEN - (0.5)%
265	NASDAQ 100 Stock Index, Exipration September 2017, Exercise Price $6,100 +	$332,575
2,068	S&P 500 Index, Exipration August 2017, Exercise Price $2,510 +	398,090
5,168	S&P 500 Index, Exipration September 2017, Exercise Price $2,515 +	2,635,680
5,066	S&P 500 Index, Exipration September 2017, Exercise Price $2,530 +	1,646,450
10,196	S&P 500 Index, Exipration September 2017, Exercise Price $2,600 +	1,223,520
7,406	S&P 500 Index, Exipration December 2017, Exercise Price $2,600 +	7,146,790
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $18,973,168)	13,383,105

	PUT OPTIONS WRITTEN - (0.6)%
265	NASDAQ 100 Stock Index, Exipration September 2017, Exercise Price $5,250 +	1,592,650
2,068	S&P 500 Index, Exipration August 2017, Exercise Price $2,260 +	1,499,300
5,168	S&P 500 Index, Exipration September 2017, Exercise Price $2,250 +	6,589,200
5,066	S&P 500 Index, Exipration September 2017, Exercise Price $2,260 +	6,788,440
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $16,461,125)	16,469,590

	TOTAL OPTIONS WRITTEN (Premiums received - $35,434,293)	$29,852,695

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

#	Affiliated issuer.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $2,336,179,053 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$397,352,739
Unrealized depreciation:	(40,508,977)
Net unrealized appreciation	$356,843,762

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 92.2%
	EQUITY FUND - 92.2%
785,052	iShares MSCI Emerging Markets ETF ^	$32,493,302
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,147,139)

Contracts *
	PURCHASED OPTIONS - 5.6%
	PURCHASED CALL OPTIONS - 0.0%
4	NASDAQ 100 Stock Index, Expiration July 2017, Exercise Price $6,200 +	90
	TOTAL CALL OPTIONS PURCHASED (Cost - $234)	90

	PURCHASED PUT OPTIONS - 5.6%
4,429	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $34 +	744,072
238	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $35 +	44,863
179	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $37 +	43,050
173	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $38 +	47,229
57	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $39 +	17,442
286	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $40 +	98,670
2,446	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $41 +	947,825
43	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $42 +	18,490
4	NASDAQ 100 Stock Index, Expiration July 2017, Exercise Price $4,800 +	450
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,469,473)	1,962,091

	TOTAL PURCHASED OPTIONS (Cost - $3,469,707)	1,962,181

Shares
	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
782,744	Dreyfus Treasury Cash Management - Institutional Class, 0.86% **	782,744
	TOTAL SHORT TERM INVESTMENTS (Cost - $782,744)

	TOTAL INVESTMENTS - 100.0% (Cost - $33,399,590)(a)	$35,238,227
	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $164,337) (a)	(163,746)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $229,888) (a)	(163,526)
	OTHER ASSETS LESS LIABILITIES - 1.0%	330,958
	NET ASSETS - 100.0%	$35,241,913

Contracts *
	OPTIONS WRITTEN - (1.0)%
	CALL OPTIONS WRITTEN - (0.5)%
3,874	iShares MSCI Emerging Markets ETF, Expiration August 2017, Exercise Price $43 +	$112,346
3,875	iShares MSCI Emerging Markets ETF, Expiration August 2017, Exercise Price $44 +	46,500
4	NASDAQ 100 Stock Index, Expiration September 2017, Exercise Price $6,100 +	4,900
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $164,337)	163,746

	PUT OPTIONS WRITTEN - (0.5)%
3,874	iShares MSCI Emerging Markets ETF, Expiration August 2017, Exercise Price $37.50 +	54,236
3,875	iShares MSCI Emerging Markets ETF, Expiration August 2017, Exercise Price $38.50 +	85,250
4	NASDAQ 100 Stock Index, Expiration September 2017, Exercise Price $5,250 +	24,040
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $229,888)	163,526

	TOTAL OPTIONS WRITTEN (Premiums received - $394,225)	$327,272

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $33,195,549 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,443,423
Unrealized depreciation:	(1,728,017)
Net unrealized appreciation	$1,715,406

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 93.4%
	EQUITY FUND - 93.4%
454,500	iShares MSCI EAFE ETF ^	$29,633,400
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $26,645,938)

Contracts *
	PURCHASED OPTIOSN - 3.9%
	PURCHASED CALL OPTIONS - 0.0%
3	NASDAQ 100 Stock Index, Expiration July 2017, Exercise Price $6,200 +	68
	TOTAL CALL OPTIONS PURCHASED (Cost - $174)

	PURCHASED PUT OPTIONS - 3.9%
1,015	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $55 +	208,583
2,241	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $56 +	527,755
329	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $57 +	81,921
105	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $59 +	31,763
89	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $60 +	29,147
218	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $62 +	85,565
180	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $63 +	76,950
159	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $64 +	75,128
209	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $65 +	107,635
3	NASDAQ 100 Stock Index, Expiration July 2017, Exercise Price $4,800 +	337
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,717,983)	1,224,784

	TOTAL PURCHASED OPTIONS (Cost - $2,718,157)	1,224,852

Shares
	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
957,488	Dreyfus Treasury Cash Management - Institutional Class, 0.86% **	957,488
	TOTAL SHORT TERM INVESTMENTS (Cost - $957,488)

	TOTAL INVESTMENTS - 100.3% (Cost - $30,321,583)(a)	$31,815,740
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $133,291) (a)	(88,941)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $204,624) (a)	(163,625)
	OTHER ASSETS LESS LIABILITIES - 0.5%	163,709
	NET ASSETS - 100.0%	$31,726,883

Contracts *
	OPTIONS WRITTEN - (0.8)%
	CALL OPTIONS WRITTEN - (0.3)%
2,187	iShares MSCI EAFE ETF, Expiration August 2017, Exercise Price $68 +	$24,057
2,267	iShares MSCI EAFE ETF, Expiration September 2017, Exercise Price $68 +	61,209
3	NASDAQ 100 Stock Index, Expiration September 2017, Exercise Price $6,100 +	3,675
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $133,291)	88,941

	PUT OPTIONS WRITTEN - (0.5)%
2,187	iShares MSCI EAFE ETF, Expiration August 2017, Exercise Price $61 +	48,114
2,267	iShares MSCI EAFE ETF, Expiration September 2017, Exercise Price $61 +	97,481
3	NASDAQ 100 Stock Index, Expiration September 2017, Exercise Price $5,250 +	18,030
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $204,624)	163,625

	TOTAL OPTIONS WRITTEN (Premiums received - $337,915)	$252,566

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $29,983,711 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,072,484
Unrealized depreciation:	(1,493,021)
Net unrealized appreciation	$1,579,463

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 91.1%
	EQUITY FUND - 91.1%
185,000	iShares Russell 2000 ETF ^	$26,070,200
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $23,206,834)

Contracts *
	PURCHASED OPTIONS - 6.4%
	PURCHASED CALL OPTIONS - 0.0%
3	NASDAQ 100 Stock Index, Expiration July 2017, Exercise Price $6,200 +	68
	TOTAL CALL OPTIONS PURCHASED (Cost - $174)

	PURCHASED PUT OPTIONS - 6.4%
3	NASDAQ 100 Stock Index, Expiration July 2017, Exercise Price $4,800 +	337
7	Russell 2000 Index, Expiration December 2018, Exercise Price $1,200 +	40,670
24	Russell 2000 Index, Expiration December 2018, Exercise Price $1,250 +	169,920
4	Russell 2000 Index, Expiration December 2018, Exercise Price $1,300 +	34,300
127	Russell 2000 Index, Expiration December 2018, Exercise Price $1,350 +	1,309,370
23	Russell 2000 Index, Expiration December 2018, Exercise Price $1,400 +	285,430
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,774,179)	1,840,027

	TOTAL OPTIONS PURCHASED (Cost - $2,774,353)	1,840,095

Shares
	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
970,431	Dreyfus Treasury Cash Management - Institutional Class, 0.86% **	970,431
	TOTAL SHORT TERM INVESTMENTS (Cost - $970,431)

	TOTAL INVESTMENTS - 100.9% (Cost - $26,951,618)(a)	$28,880,726
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $101,358) (a)	(94,260)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $174,021) (a)	(158,940)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(15,874)
	NET ASSETS - 100.0%	$28,611,652

Contracts *
	OPTIONS WRITTEN - (0.9)%
	CALL OPTIONS WRITTEN - (0.3)%
3	NASDAQ 100 Stock Index, Expiration September 2017, Exercise Price $6,100 +	$3,675
183	Russell 2000 Index, Expiration September 2017, Exercise Price $1,500 +	90,585
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $101,358)	94,260

	PUT OPTIONS WRITTEN - (0.6)%
3	NASDAQ 100 Stock Index, Expiration September 2017, Exercise Price $5,250 +	18,030
183	Russell 2000 Index, Expiration September 2017, Exercise Price $1,270 +	140,910
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $174,021)	158,940

	TOTAL OPTIONS WRITTEN (Premiums received - $275,379)	$253,200

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including purchased options and written options is $25,764,160 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,863,366
Unrealized depreciation:	—
Net unrealized appreciation	$2,863,366

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments, at cost	$2,213,170,725	$33,399,590	$30,321,583	$26,951,618
Affiliated investments, at cost	240,881,313	—	—	—
Total investments at cost	2,454,052,038	33,399,590	30,321,583	26,951,618
Unaffiliated investments, at value	$2,444,689,971	$35,238,227	$31,815,740	$28,880,726
Affiliated investments, at value	278,185,539	—	—	—
Total investments at value	2,722,875,510	35,238,227	31,815,740	28,880,726
Cash held at broker	17,580,650	363,989	—	326,445
Receivable for Fund shares sold	7,985,333	15,254	12,175	—
Dividends and interest receivable	43,739	458	613	630
Receivable for securities sold	5,586,753	—	164,902	—
Prepaid expenses and other assets	98,975	27,915	36,568	32,356
TOTAL ASSETS	2,754,170,960	35,645,843	32,029,998	29,240,157

LIABILITIES
Options written, at value (Premiums received - $35,434,293, $394,225, $337,915 and $275,379, respectively)	29,852,695	327,272	252,566	253,200
Payable for investments purchased	14,345,559	—	—	306,937
Payable for Fund shares repurchased	7,110,054	315	26,225	39,883
Investment advisory fees payable	2,192,770	30,504	3,499	9,293
Distribution (12b-1) fees payable	250,487	2,008	1,120	1,125
Due to broker	—	—	1,873	—
Payable to related parties	130,587	2,753	2,204	1,783
Accrued audit fees	16,184	15,491	15,399	15,399
Accrued expenses and other liabilities	289,222	25,587	229	885
TOTAL LIABILITIES	54,187,558	403,930	303,115	628,505
NET ASSETS	$2,699,983,402	$35,241,913	$31,726,883	$28,611,652

NET ASSETS CONSIST OF:
Paid in capital	$2,550,799,065	$34,217,213	$29,915,583	$26,714,038
Accumulated net investment income (loss)	7,032,930	—	260,980	(123,652)
Undistributed net realized gain (loss) from investments and options written	(132,253,663)	(880,890)	(29,186)	69,979
Net unrealized appreciation on investments and options written	274,405,070	1,905,590	1,579,506	1,951,287
NET ASSETS	$2,699,983,402	$35,241,913	$31,726,883	$28,611,652

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$351,964,455	$4,200,743	$3,269,820	$646,416
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	28,812,120	420,947	308,363	55,970
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.22	$9.98	$10.60	$11.55
Maximum offering price per share (maximum sales charge of 5.50%)	$12.93	$10.56	$11.22	$12.22

Class C Shares :
Net Assets	$216,627,121	$1,416,741	$569,628	$1,314,135
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,010,536	143,981	54,056	114,922
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$12.03	$9.84	$10.54	$11.44

Class I Shares:
Net Assets	$2,131,391,826	$29,624,429	$27,887,435	$26,651,101
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	173,707,812	2,955,955	2,624,967	2,302,018
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$12.27	$10.02	$10.62	$11.58

(a)	Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2017

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated investments	$52,847,241	$387,284	$638,855	$173,056
Dividends - Affiliated investments	4,484,983	—	—	—
Interest	290,657	4,004	2,857	3,330
TOTAL INVESTMENT INCOME	57,622,881	391,288	641,712	176,386

EXPENSES
Investment advisory fees	21,946,498	271,232	187,598	171,981
Distribution (12b-1) fees:
Class A	713,219	8,315	6,945	1,021
Class C	1,790,014	9,927	3,086	6,707
Non 12b-1 shareholder servicing fees	1,451,438	1,267	13,244	7,444
Administrative services fees	882,326	12,762	10,256	11,321
Interest expense	—	—	23,721	19,477
Transfer agent fees	284,999	27,597	26,433	27,042
Accounting services fees	249,987	19,334	18,160	17,826
Custodian fees	208,389	15,034	7,255	7,291
Printing and postage expenses	140,623	4,111	3,040	2,340
Insurance expense	77,010	61	—	—
Registration fees	65,001	39,997	11,871	11,870
Compliance officer fees	39,565	10,247	10,197	9,291
Legal fees	19,999	12,000	10,972	8,872
Trustees’ fees and expenses	18,167	18,067	18,131	18,143
Audit fees	16,002	15,601	15,300	15,300
Other expenses	106,095	2,445	1,856	1,822
TOTAL EXPENSES	28,009,332	467,997	368,065	337,748

Less: Fees waived by the Administrator	—	—	(3,075)	(3,075)
Less: Fees waived/reimbursed by the Advisor	—	(65,850)	(70,853)	(66,632)
TOTAL NET EXPENSES	28,009,332	402,147	294,137	268,041

NET INVESTMENT INCOME (LOSS)	29,613,549	(10,859)	347,575	(91,655)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments - Unaffiliated	(1,032,837)	(17,220)	—	—
Investments - Affiliated	(49,781)	—	—	—
Options purchased	(208,406,937)	(2,937,080)	(1,159,114)	(1,240,414)
Options written	155,327,599	2,272,578	1,283,985	1,219,274
Net realized gain (loss) on investments and options written	(54,161,956)	(681,722)	124,871	(21,140)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	183,490,089	4,824,964	3,020,875	2,414,292
Investments - Affiliated	32,710,216	—	—	—
Options purchased	(73,778,350)	(941,405)	(1,384,602)	(731,598)
Options written	10,108,946	50,383	52,719	61,633
Net change in unrealized appreciation on investments and options written	152,530,901	3,933,942	1,688,992	1,744,327

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	98,368,945	3,252,220	1,813,863	1,723,187

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,982,494	$3,241,361	$2,161,438	$1,631,532

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income	$29,613,549	$12,141,629
Net realized loss on investments and options written	(54,161,956)	(62,995,552)
Net change in unrealized appreciation on investments and options written	152,530,901	51,842,799
Net increase in net assets resulting from operations	127,982,494	988,876

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,580,737)	(1,021,370)
Class C	(1,138,844)	—
Class I	(23,595,388)	(8,855,363)
Net decrease in net assets resulting from distributions to shareholders	(28,314,969)	(9,876,733)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	230,796,724	186,100,621
Class C	103,876,854	78,805,921
Class I	1,216,864,790	935,569,316
Net asset value of shares issued in reinvestment of distributions:
Class A	2,753,166	741,174
Class C	1,073,789	—
Class I	16,539,812	6,174,137
Payments for shares redeemed:
Class A	(121,668,480)	(97,934,560)
Class C	(39,748,109)	(24,566,384)
Class I	(590,322,985)	(597,307,005)
Net increase in net assets from shares of beneficial interest	820,165,561	487,583,220

TOTAL INCREASE IN NET ASSETS	919,833,086	478,695,363

NET ASSETS
Beginning of Year	1,780,150,316	1,301,454,953
End of Year*	$2,699,983,402	$1,780,150,316
* Includes undistributed net investment income of:	$7,032,930	$5,734,350

SHARE ACTIVITY
Class A:
Shares Sold	19,318,741	16,287,608
Shares Reinvested	231,358	66,533
Shares Redeemed	(10,196,720)	(8,666,684)
Net increase in shares of beneficial interest outstanding	9,353,379	7,687,457

Class C:
Shares Sold	8,848,644	6,982,945
Shares Reinvested	91,309	—
Shares Redeemed	(3,390,222)	(2,201,707)
Net increase in shares of beneficial interest outstanding	5,549,731	4,781,238

Class I:
Shares Sold	101,549,396	81,829,659
Shares Reinvested	1,386,405	552,743
Shares Redeemed	(49,315,812)	(52,576,774)
Net increase in shares of beneficial interest outstanding	53,619,989	29,805,628

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment income (loss)	$(10,859)	$96,194
Net realized gain (loss) on investments and options written	(681,722)	431,643
Net change in unrealized appreciation (depreciation) on investments and options written	3,933,942	(2,038,364)
Net increase (decrease) in net assets resulting from operations	3,241,361	(1,510,527)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(20,064)
Class C	—	(2,634)
Class I	—	(138,595)

From net realized gains:
Class A	(71,722)	—
Class C	(18,613)	—
Class I	(490,761)	—
Net decrease in net assets resulting from distributions to shareholders	(581,096)	(161,293)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,970,490	2,249,722
Class C	795,198	364,424
Class I	14,912,835	4,666,336
Net asset value of shares issued in reinvestment of distributions:
Class A	71,322	19,615
Class C	16,539	2,527
Class I	476,267	130,898
Payments for shares redeemed:
Class A	(997,205)	(1,999,700)
Class C	(228,328)	(96,410)
Class I	(3,919,316)	(1,678,270)
Net increase in net assets from shares of beneficial interest	13,097,802	3,659,142

TOTAL INCREASE IN NET ASSETS	15,758,067	1,987,322

NET ASSETS
Beginning of Year	19,483,846	17,496,524
End of Year*	$35,241,913	$19,483,846
* Includes undistributed net investment income of:	$—	$—

SHARE ACTIVITY
Class A:
Shares Sold	206,153	244,537
Shares Reinvested	7,933	2,227
Shares Redeemed	(106,550)	(219,777)
Net increase in shares of beneficial interest outstanding	107,536	26,987

Class C:
Shares Sold	85,150	39,891
Shares Reinvested	1,858	288
Shares Redeemed	(24,325)	(10,836)
Net increase in shares of beneficial interest outstanding	62,683	29,343

Class I:
Shares Sold	1,576,858	511,930
Shares Reinvested	52,801	14,858
Shares Redeemed	(406,465)	(188,539)
Net increase in shares of beneficial interest outstanding	1,223,194	338,249

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (a)
FROM OPERATIONS
Net investment income	$347,575	$89,930
Net realized gain (loss) on investments and options written	124,871	(29,043)
Net change in unrealized appreciation (depreciation) on investments and options written	1,688,992	(109,486)
Net increase (decrease) in net assets resulting from operations	2,161,438	(48,599)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(23,240)	—
Class C	(923)	—
Class I	(152,362)	—

From net realized gains:
Class A	(18,948)	—
Class C	(1,745)	—
Class I	(104,321)	—
Net decrease in net assets resulting from distributions to shareholders	(301,539)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,596,440	2,201,280
Class C	372,958	173,758
Class I	22,898,004	4,538,381
Net asset value of shares issued in reinvestment of distributions:
Class A	42,188	—
Class C	2,566	—
Class I	253,668	—
Payments for shares redeemed:
Class A	(665,243)	(55,948)
Class C	(3,508)	—
Class I	(1,438,674)	(287)
Net increase in net assets from shares of beneficial interest	23,058,399	6,857,184

TOTAL INCREASE IN NET ASSETS	24,918,298	6,808,585

NET ASSETS
Beginning of Period	6,808,585	—
End of Period*	$31,726,883	$6,808,585
* Includes undistributed net investment income of:	$260,980	$89,930

SHARE ACTIVITY
Class A:
Shares Sold	157,097	218,601
Shares Reinvested	4,304	—
Shares Redeemed	(66,078)	(5,561)
Net increase in shares of beneficial interest outstanding	95,323	213,040

Class C:
Shares Sold	36,593	17,555
Shares Reinvested	263	—
Shares Redeemed	(355)	—
Net increase in shares of beneficial interest outstanding	36,501	17,555

Class I:
Shares Sold	2,280,195	460,340
Shares Reinvested	25,858	—
Shares Redeemed	(141,397)	(29)
Net increase in shares of beneficial interest outstanding	2,164,656	460,311

(a)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (a)
FROM OPERATIONS
Net investment loss	$(91,655)	$(20,548)
Net realized gain (loss) on investments and options written	(21,140)	91,119
Net change in unrealized appreciation on investments and options written	1,744,327	206,960
Net increase in net assets resulting from operations	1,631,532	277,531

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(11,449)	—

From return of capital:
Class A	(886)	—
Class C	(1,857)	—
Class I	(45,702)	—
Net decrease in net assets resulting from distributions to shareholders	(59,894)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	780,429	25,216
Class C	1,065,774	225,760
Class I	20,729,908	6,143,885
Net asset value of shares issued in reinvestment of distributions:
Class A	885	—
Class C	1,857	—
Class I	43,576	—
Payments for shares redeemed:
Class A	(189,381)	—
Class C	(46,377)	—
Class I	(2,018,666)	(383)
Net increase in net assets from shares of beneficial interest	20,368,005	6,394,478

TOTAL INCREASE IN NET ASSETS	21,939,643	6,672,009

NET ASSETS
Beginning of Period	6,672,009	—
End of Period*	$28,611,652	$6,672,009
* Includes accumulated net investment loss of:	$(123,652)	$(20,548)

SHARE ACTIVITY
Class A:
Shares Sold	70,241	2,512
Shares Reinvested	78	—
Shares Redeemed	(16,861)	—
Net increase in shares of beneficial interest outstanding	53,458	2,512

Class C:
Shares Sold	96,222	22,841
Shares Reinvested	165	—
Shares Redeemed	(4,306)	—
Net increase in shares of beneficial interest outstanding	92,081	22,841

Class I:
Shares Sold	1,852,907	623,748
Shares Reinvested	3,853	—
Shares Redeemed	(178,453)	(37)
Net increase in shares of beneficial interest outstanding	1,678,307	623,711

(a) The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.69	$11.84	$11.73	$10.34	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.08	0.06	0.05	0.08
Net realized and unrealized gain (loss) on investments and options written	0.55	(0.17)	0.09	1.38	0.37
Total from investment operations	0.68	(0.09)	0.15	1.43	0.45
Less distributions from:
Net investment income	(0.15)	(0.06)	(0.04)	(0.04)	(0.06)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(0.15)	(0.06)	(0.04)	(0.04)	(0.11)
Net asset value, end of period	$12.22	$11.69	$11.84	$11.73	$10.34
Total return (3)	5.82%	(0.70)%	1.31%	13.84%	4.51	% (4)
Net assets, at end of period (000s)	$351,964	$227,453	$139,333	$90,505	$40,280
Ratio of expenses to average net assets (5)	1.41%	1.42%	1.44%	1.48%	1.62	% (6)
Ratio of net investment income to average net assets (5,7)	1.09%	0.69%	0.51%	0.45%	0.82	% (6)
Portfolio Turnover Rate	6%	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class A shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$11.53	$11.69	$11.63	$10.29		$10.16
Activity from investment operations:
Net investment income (loss) (2)	0.06	(0.00) (3)	(0.02)	(0.02)		0.04
Net realized and unrealized gain (loss) on investments and options written	0.52	(0.16)	0.08	1.36		0.19
Total from investment operations	0.58	(0.16)	0.06	1.34		0.23
Less distributions from:
Net investment income	(0.08)	—	—	(0.00	) (3)	(0.05)
Net realized gains	—	—	—	—		(0.05)
Total distributions	(0.08)	—	—	(0.00	) (3)	(0.10)
Net asset value, end of period	$12.03	$11.53	$11.69	$11.63		$10.29
Total return (4)	5.01%	(1.37)%	0.52%	13.07%		2.31	% (5)
Net assets, at end of period (000s)	$216,627	$143,657	$89,802	$45,865		$12,607
Ratio of expenses to average net assets (6)	2.15%	2.17%	2.19%	2.23%		2.34	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.47%	(0.03)%	(0.21%)	(0.21%)		0.55	% (7)
Portfolio Turnover Rate	6%	18%	0%	0%		3	% (5)

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.73	$11.88	$11.76	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.11	0.10	0.08	0.11
Net realized and unrealized gain (loss) on investments and options written	0.53	(0.17)	0.09	1.39	0.36
Total from investment operations	0.71	(0.06)	0.19	1.47	0.47
Less distributions from:
Net investment income	(0.17)	(0.09)	(0.07)	(0.06)	(0.07)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(0.17)	(0.09)	(0.07)	(0.06)	(0.12)
Net asset value, end of period	$12.27	$11.73	$11.88	$11.76	$10.35
Total return (3)	6.08%	(0.48)%	1.57%	14.19%	4.69	% (4)
Net assets, at end of period (000s)	$2,131,392	$1,409,040	$1,072,320	$481,953	$166,594
Ratio of expenses to average net assets (5)	1.16%	1.17%	1.19%	1.23%	1.32	% (6)
Ratio of net investment income to average net assets (5,7)	1.48%	0.92%	0.81%	0.75%	1.19	% (6)
Portfolio Turnover Rate	6%	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.15	$10.09	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)	0.02	0.09
Net realized and unrealized gain (loss) on investments and options written	1.06	(0.89)	(0.00	) (3)
Total from investment operations	1.04	(0.87)	0.09
Less distributions from:
Net investment income	—	(0.07)	—
Net realized gains	(0.21)	—	—
Total distributions	(0.21)	(0.07)	—
Net asset value, end of period	$9.98	$9.15	$10.09
Total return (4)	11.65%	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$4,201	$2,867	$2,890
Ratio of gross expenses to average net assets (6)	1.90%	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.66%	1.65%	1.65	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	(0.21)%	0.21%	1.85	% (7)
Portfolio Turnover Rate	3%	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.09	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)	(0.02)	0.10
Net realized and unrealized gain (loss) on investments and options written	1.05	(0.91)	(0.04)
Total from investment operations	0.96	(0.93)	0.06
Less distributions from:
Net investment income	—	(0.04)	—
Net realized gains	(0.21)	—	—
Total distributions	(0.21)	(0.04)	—
Net asset value, end of period	$9.84	$9.09	$10.06
Total return (3)	10.84%	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$1,417	$739	$523
Ratio of gross expenses to average net assets (5)	2.65%	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.41%	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(1.03)%	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	3%	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.16	$10.10	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.00 (3)	0.06	0.06
Net realized and unrealized gain (loss) on investments and options written	1.07	(0.91)	0.04	(4)
Total from investment operations	1.07	(0.85)	0.10
Less distributions from:
Net investment income	—	(0.09)	—
Net realized gains	(0.21)	—	—
Total distributions	(0.21)	(0.09)	—
Net asset value, end of period	$10.02	$9.16	$10.10
Total return (5)	11.97%	(8.40)%	1.00	% (6)
Net assets, at end of period (000s)	$29,624	$15,878	$14,084
Ratio of gross expenses to average net assets (7)	1.65%	2.04%	2.72	% (8)
Ratio of net expenses to average net assets (7)	1.41%	1.40%	1.40	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	0.03%	0.64%	1.10	% (8)
Portfolio Turnover Rate	3%	62%	40	% (6)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.31
Net realized and unrealized gain (loss) on investments and options written	0.81	(0.46)
Total from investment operations	0.90	(0.15)
Less distributions from:
Net investment income	(0.08)	—
Net realized gains	(0.07)	—
Total distributions	(0.15)	—
Net asset value, end of period	$10.60	$9.85
Total return (3)	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$3,270	$2,098
Ratio of gross expenses to average net assets (5,8)	2.14%	5.29	% (6)
Ratio of net expenses to average net assets (5,8)	1.76%	1.78	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.94%	6.09	% (6)
Portfolio Turnover Rate	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.01%	5.16	% (6)
Net expenses to average net assets	1.63%	1.65	% (6)
Net investment income to average net assets	1.06%	6.22	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$9.82	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.23
Net realized and unrealized gain (loss) on investments and options written	0.72	(0.41)
Total from investment operations	0.82	(0.18)
Less distributions from:
Net investment income	(0.03)	—
Net realized gains	(0.07)	—
Total distributions	(0.10)	—
Net asset value, end of period	$10.54	$9.82
Total return (3)	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$570	$172
Ratio of gross expenses to average net assets (5,8)	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.51%	2.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.94%	4.62	% (6)
Portfolio Turnover Rate	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.76%	5.91	% (6)
Net expenses to average net assets	2.38%	2.40	% (6)
Net investment income to average net assets	1.07%	4.75	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.21	0.22
Net realized and unrealized gain (loss) on investments and options written	0.72	(0.36)
Total from investment operations	0.93	(0.14)
Less distributions from:
Net investment income	(0.10)	—
Net realized gains	(0.07)	—
Total distributions	(0.17)	—
Net asset value, end of period	$10.62	$9.86
Total return (3)	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	2.02%	4.51	% (6)
Portfolio Turnover Rate	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.76%	4.91	% (6)
Net expenses to average net assets	1.38%	1.40	% (6)
Net investment income to average net assets	2.15%	4.64	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)	(0.06)
Net realized and unrealized gain on investments and options written	1.40	0.34
Total from investment operations	1.30	0.28
Less distributions from:
Return of capital	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$11.55	$10.28
Total return (3)	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$646	$26
Ratio of gross expenses to average net assets (5,8)	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.05%	5.46	% (7)
Net expenses to average net assets	1.65%	1.65	% (7)
Net investment loss to average net assets	(0.78)%	(1.14	)% (7)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)	(0.10)
Net realized and unrealized gain on investments and options written	1.39	0.35
Total from investment operations	1.22	0.25
Less distributions from:
Return of capital	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$11.44	$10.25
Total return (3)	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.80%	6.21	% (6)
Net expenses to average net assets	2.40%	2.40	% (6)
Net investment loss to average net assets	(1.38)%	(1.93	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.06)
Net realized and unrealized gain on investments and options written	1.39	0.34
Total from investment operations	1.34	0.28
Less distributions from:
Net investment income	(0.01)	—
Return of capital	(0.03)	—
Total distributions	(0.04)	—
Net asset value, end of period	$11.58	$10.28
Total return (3)	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.80%	5.21	% (6)
Net expenses to average net assets	1.40%	1.40	% (6)
Net investment loss to average net assets	(0.37)%	(0.94	)% (6)

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together (the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital
Swan Defined Risk Emerging Markets Fund – To seek income and growth of capital
Swan Defined Risk Foreign Developed Fund – To seek income and growth of capital
Swan Defined Risk U.S. Small Cap Fund – To seek income and growth of capital

The Funds currently offer three classes of shares: Class A, Class C and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A,

Class C and Class I shares commenced operations on December 29, 2015. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,497,781,871	$—	$—	$2,497,781,871
Purchased Call Options	—	23,242,980	—	23,242,980
Purchased Put Options	—	127,749,003	—	127,749,003
Short-Term Investments	74,101,656	—	—	74,101,656
Total	$2,571,883,527	$150,991,983	$—	$2,722,875,510
Liabilities *
Call Options Written	$—	$13,383,105	$—	$13,383,105
Put Options Written	—	16,469,590	—	16,469,590
Total	$—	$29,852,695	$—	$29,852,695

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,493,302	$—	$—	$32,493,302
Purchased Call Options	—	90	—	90
Purchased Put Options	—	1,962,091	—	1,962,091
Short-Term Investments	782,744	—	—	782,744
Total	$33,276,046	$1,962,181	$—	$35,238,227
Liabilities *
Call Options Written	$158,846	$4,900	$—	$163,746
Put Options Written	139,486	24,040	—	163,526
Total	$298,332	$28,940	$—	$327,272

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,633,400	$—	$—	$29,633,400
Purchased Call Options	—	68	—	68
Purchased Put Options	—	1,224,784	—	1,224,784
Short-Term Investments	957,488	—	—	957,488
Total	$30,590,888	$1,224,852	$—	$31,815,740
Liabilities *
Call Options Written	$85,266	$3,675	$—	$88,941
Put Options Written	145,595	18,030	—	163,625
Total	$230,861	$21,705	$—	$252,566

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,070,200	$—	$—	$26,070,200
Purchased Call Options	—	68	—	68
Purchased Put Options	—	1,840,027	—	1,840,027
Short-Term Investments	970,431	—	—	970,431
Total	$27,040,631	$1,840,095	$—	$28,880,726
Liabilities *
Call Options Written	$—	$94,260	$—	$94,260
Put Options Written	—	158,940	—	158,940
Total	$—	$253,200	$—	$253,200

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2014 – 2016 for the Swan Defined Risk Fund, 2015 - 2016 for the Swan Emerging Markets Fund, and 2016 for the Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund or expected to be taken by the Funds in their 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2017, the Advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$21,946,498
Swan Defined Risk Emerging Markets Fund	271,232
Swan Defined Risk Foreign Developed Fund	187,598
Swan Defined Risk U.S. Small Cap Fund	171,981

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the until at least October 31, 2017 for each Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of the applicable Fund (the “expense limitations”).

During the year ended June 30, 2017, the Advisor waived advisory fees pursuant to the waiver agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	65,850
Swan Defined Risk Foreign Developed Fund	70,853
Swan Defined Risk U.S. Small Cap Fund	66,632

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor has not recaptured waived fees during the year ended June 30, 2017.

During the year ended June 30, 2017 the Administrator waived fees in the amount of $3,075 each for the Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund. The above mentioned fees waived by the administrator are not subject to recapture.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

As of June 30, 2017 the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2018	June 30, 2019	June 30, 2020	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	69,413	114,200	65,850	249,463
Swan Defined Risk Foreign Developed Fund	—	43,120	70,853	113,973
Swan Defined Risk U.S. Small Cap Fund	—	44,982	66,632	111,614

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended June 30, 2017, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$713,219	$1,790,014
Swan Defined Risk Emerging Markets Fund	8,315	9,927
Swan Defined Risk Foreign Developed Fund	6,945	3,086
Swan Defined Risk U.S. Small Cap Fund	1,021	6,707

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2017, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$3,341,325	$406,988
Swan Defined Risk Emerging Markets Fund	8,659	1,179
Swan Defined Risk Foreign Developed Fund	4,700	895
Swan Defined Risk U.S. Small Cap Fund	7,597	1,082

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended June 30, 2017 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$837,677,851	$122,040,425
Swan Defined Risk Emerging Markets Fund	11,361,507	742,839
Swan Defined Risk Foreign Developed Fund	20,947,810	—
Swan Defined Risk U.S. Small Cap Fund	17,792,438	—

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written for each of the Funds during the year ended June 30, 2017 were as follows:

Swan Defined Risk Fund

	Contracts	Premiums Received
Outstanding at Beginning of Year	16,000	$21,156,292
Options written	435,632	738,072,218
Options closed	(393,982)	(707,636,129)
Options expired	(14,914)	(16,158,088)
Outstanding at End of Year	42,736	$35,434,293

Swan Defined Risk Emerging Markets Fund

	Contracts	Premiums Received
Outstanding at Beginning of Year	9,616	$343,570
Options written	150,510	9,756,108
Options closed	(144,438)	(9,512,891)
Options expired	(182)	(192,562)
Outstanding at End of Year	15,506	$394,225

Swan Defined Risk Foreign Developed Fund

	Contracts	Premiums Received
Outstanding at Beginning of Year	1,848	$102,473
Options written	63,082	5,411,773
Options closed	(55,906)	(5,077,623)
Options expired	(110)	(98,708)
Outstanding at End of Year	8,914	$337,915

Swan Defined Risk U.S. Small Cap Fund

	Contracts	Premiums Received
Outstanding at Beginning of Year	106	$125,221
Options written	4,371	5,786,095
Options closed	(4,011)	(5,543,373)
Options expired	(94)	(92,564)
Outstanding at End of Year	372	$275,379

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2017.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$150,991,983
Equity contracts/Equity price risk	Options Written, at value	(29,852,695)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,962,181
Equity contracts/Equity price risk	Options Written, at value	(327,272)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,224,852
Equity contracts/Equity price risk	Options Written, at value	(252,566)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$1,840,095
Equity contracts/Equity price risk	Options Written, at value	(253,200)

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Operations for the year ended June 30, 2017.

Swan Defined Risk Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(208,406,937)	$(73,778,350)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$155,327,599	$10,108,946

Swan Defined Risk Emerging Markets Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,937,080)	$(941,405)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$2,272,578	$50,383

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,159,114)	$(1,384,602)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,283,985	$52,719

Swan Defined Risk U.S. Small Cap Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,240,414)	$(731,598)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,219,274	$61,633

The notional value of the derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

During the year ended June 30, 2017, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2017 for the Funds.

Swan Defined Risk Fund
Gross Amounts Not Offset in the Statement
Assets:						of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in the
		Gross Amounts		Statement of	Statement of
		of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$150,991,983	(1)	$—	$150,991,983	$150,991,983	(2)	$—	$—
Total		$150,991,983		$—	$150,991,983	$150,991,983		$—	$—

Gross Amounts Not Offset in the Statement
Liabilities:						of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in the
		Gross Amounts		Statement of	Statement of
		of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Goldman Sachs	$29,852,695	(1)	$—	$29,852,695	$29,852,695	(2)	$—	$—
Total		$29,852,695		$—	$29,852,695	$29,852,695		$—	$—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Swan Defined Risk Emerging Markets Fund
Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Goldman Sachs	$1,962,181	(1)	$—	$1,962,181	$1,962,181	(2)	$—	$—
Total		$1,962,181		$—	$1,962,181	$1,962,181		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Goldman Sachs	$327,272	(1)	$—	$327,272	$327,272	(2)	$—	$—
Total		$327,272		$—	$327,272	$327,272		$—	$—

Swan Defined Risk Foreign Developed Fund
Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$1,224,852	(1)	$—	$1,224,852	$1,224,852	(2)	$—	$—
Total		$1,224,852		$—	$1,224,852	$1,224,852		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Interactive Brokers	$252,566	(1)	$—	$252,566	$252,566	(2)	$—	$—
Total		$252,566		$—	$252,566	$252,566		$—	$—

Swan Defined Risk U.S. Small Cap Fund
Gross Amounts Not Offset in the
Assets:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Purchased Options	Interactive Brokers	$1,840,095	(1)	$—	$1,840,095	$1,840,095	(2)	$—	$—
Total		$1,840,095		$—	$1,840,095	$1,840,095		$—	$—

Gross Amounts Not Offset in the
Liabilities:						Statement of Assets & Liabilities

				Gross Amounts	Net Amounts
				Offset in the	Presented in
		Gross Amounts		Statement of	the Statement
		of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Counterparty	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	Interactive Brokers	$253,200	(1)	$—	$253,200	$253,200	(2)	$—	$—
Total		$253,200		$—	$253,200	$253,200		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Return of
6/30/2017	Income	Capital	Total
Swan Defined Risk Fund	$28,314,969	$—	$28,314,969
Swan Defined Risk Emerging Markets Fund	581,096	—	581,096
Swan Defined Risk Foreign Developed Fund	301,539	—	301,539
Swan Defined Risk U.S. Small Cap Fund	11,449	48,445	59,894

For fiscal year ended	Ordinary
6/30/2016	Income	Total
Swan Defined Risk Fund	$9,876,733	$9,876,733
Swan Defined Risk Emerging Markets Fund	161,293	161,293
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$7,032,930	$—	$(107,999,743)	$(106,692,612)	$—	$356,843,762	$149,184,337
Swan Defined Risk Emerging Markets Fund	919,333	—	—	—	(1,610,039)	1,715,406	1,024,700
Swan Defined Risk Foreign Developed Fund	618,305	—	—	—	(386,468)	1,579,463	1,811,300
Swan Defined Risk U.S. Small Cap Fund	—	—	(123,652)	(218,281)	(623,819)	2,863,366	1,897,614

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open option contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses of $123,652.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk Fund incurred and elected to defer such capital losses of $107,999,743.

Post October
Losses
Swan Defined Risk Fund	$107,999,743
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk U.S. Small Cap Fund	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$43,870,625	$62,821,987	$106,692,612
Swan Defined Risk Emerging Markets Fund	—	—	—
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	218,281	218,281

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	—	10,859	(10,859)
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund
		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income	Loss	Depreciation	Period	End of Period
81369Y100	Materials Select Sector SPDR Fund	$172,973,272	$81,453,804	$8,901,972	$4,484,983	$(49,781)	$32,710,216	$278,185,539	5,169,774

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	41.78%
LPL Financial	Swan Defined Risk Emerging Markets Fund	25.37%
LPL Financial	Swan Defined Risk Foreign Developed Fund	57.04%
LPL Finanical	Swan Defined Risk U.S. Small Cap Fund	41.50%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	32.30%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

conjunction with the Fund’s financial statements. As of June 30, 2017, the percentage of the Fund’s net assets invested in the iShares ETF was 92.2%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 93.4%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017, the percentage of the Fund’s net assets invested in the iShares ETF was 91.1%.

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund,

Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund

We have audited the accompanying statements of assets and liabilities of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust III (the “Funds”), including the portfolios of investments, as of June 30, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund as of June 30, 2017, and the results of their operations, the changes in their net assets and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2017

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/17	6/30/17	1/1/17 – 6/30/2017*	1/1/17 – 6/30/2017*
Swan Defined Risk Fund
Class A	$1,000.00	$1,028.60	$7.09	1.41%
Class C	$1,000.00	$1,024.70	$10.84	2.16%
Class I	$1,000.00	$1,031.10	$5.84	1.16%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,104.00	$8.61	1.65%
Class C	$1,000.00	$1,100.70	$12.50	2.40%
Class I	$1,000.00	$1,106.00	$7.31	1.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,077.20	$8.50	1.65%
Class C	$1,000.00	$1,073.30	$12.34	2.40%
Class I	$1,000.00	$1,078.20	$7.21	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,027.60	$8.30	1.65%
Class C	$1,000.00	$1,024.20	$12.05	2.40%
Class I	$1,000.00	$1,029.30	$7.04	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical**	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/17	6/30/17	1/1/17 – 6/30/17*	1/1/17 – 6/30/17*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.80	$7.05	1.41%
Class C	$1,000.00	$1,014.08	$10.79	2.16%
Class I	$1,000.00	$1,019.04	$5.81	1.16%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

Renewal of Advisory and Sub-Advisory Agreements Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund*

In connection with a meeting held on May 30th and 31st, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management, LLC (“SCM”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between Swan Global Management, LLC (“SGM,” and together with SCM, “Swan”) and the Trust, with respect to the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund (“Swan DR”, “Swan EM”, “Swan FD”, and “Swan US”, and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Quality and Extent of Services. The Board noted that Swan was founded in 1997, and that SCM and its commonly owned affiliates acted as a unified, centralized organization that managed approximately $4 billion in assets. The Board noted that Swan provided asset management and investment advisory services to high net worth individuals, institutions, and other investment advisory firms. The Board observed that the investment team supported all operational aspects of Swan under a personnel sharing arrangement. The Board recognized that SGM’s portfolio manager and investment committee utilized a rules based system to manage each of the Swan Funds’ investment strategies, determine the securities used and asset classes for each Swan Fund, and create option hedges in an attempt to minimize downside risk and generate additional income through option premiums. The Board noted that Swan had developed a comprehensive risk management plan, and employed a strategy that deliberately defined risk mitigation with pre-defined rules. The Board observed that Swan monitored compliance with each of the Swan Funds’ investment limitations using multiple internal sources including checklists, risk matrices, compliance calendars, and reconciliations to ensure the Swan Funds were managed in accordance with each of their prospectuses. The Board remarked that Swan selected broker-dealers based on its evaluation and review of execution costs, speed of executions, options trading capabilities, and available technology to determine the quality of the broker’s service and whether best execution had been achieved. The Board noted Swan’s robust organization and infrastructure enhancements over the past several years and appreciated that Swan continued to add intellectual resources that improved portfolio management, compliance and risk management. The Board concluded that Swan should continue to provide high quality service to the Swan Funds and their shareholders.

Performance.

Swan DR—The Board observed that Swan DR had a second quartile ranking for the one-year period, outperformed the peer group, and slightly underperformed the Morningstar category. The Board noted that in the three-year period, Swan DR underperformed the peer group, benchmark, and Morningstar Category, but had respectable returns over all time periods and that the lag relative to the S&P 500 was not unexpected. The Board recognized that Swan DR would give up some upside during a long term bullish environment in order to provide hedge protection and preserve capital. The Board

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2017

observed that Swan DR provided reasonable results with low risk and provided capital protection. The Board noted that Swan was managing Swan DR as it described, and concluded that Swan had done a reasonable job of bringing value and controlling risk to Swan DR’s shareholders. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan DR and its shareholders.

Swan EM—The Board observed that Swan EM had a second quartile ranking for the one-year period, performed on par with the peer group, outperformed the Morningstar category, and underperformed the benchmark MSCI EM NR. The Board noted that in the since inception period, Swan EM underperformed the peer group, Morningstar category and benchmark. The Board agreed that Swan EM had a respectable one-year return, and that the underperformance in the since inception period was due to poor performance in one of the hedging components. The Board recognized that Swan EM would give up some upside during a long time bullish environment in order to provide hedge protection and preserve capital. The Board noted that Swan EM was still relatively new and believed the recent positive performance was indicative of how Swan’s investment strategy works and what Swan could provide. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan EM and its shareholders.

Swan FD—The Board observed that Swan FD had positive returns, yet a bottom-quartile ranking for the one-year and since inception periods, and that its performance lagged the benchmark MSCI EAFE NR, the Morningstar category and peer group. The Board noted that Swan FD had been in operation for just over a year with moderately positive returns, but that underperformance was due to poor performance in one of the hedging components. The Board recognized that Swan FD would give up some upside during a long term bullish environment in order to provide hedge protection and preserve capital. The Board noted that Swan FD was still relatively new and believed the recent positive performance was indicative of how Swan’s investment strategy works and what Swan could provide. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan FD and its shareholders.

Swan US—The Board observed that Swan US had top quartile ranking for the one-year and since inception periods, having substantially outperformed its peer group and Morningstar category, but had underperformed the benchmark Russell 2000 TR. The Board noted that underperformance was due to poor performance in one of the hedging components. The Board recognized that Swan US would give up some upside during a long term bullish environment in order to provide hedge protection and preserve capital. The Board noted that Swan US was still relatively new and believed the recent positive performance was indicative of how Swan’s investment strategy works and what Swan could provide. Although past performance is not predictive of future results, the Board concluded that Swan had the potential to provide reasonable results to Swan US and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that Swan’s 1.00% advisory fee for Swan DR was higher than the peer group median and the Morningstar category, but well within the range of both. The Board also noted that Swan DR’s net expense ratio was slightly higher than that of its peer group and Morningstar category, but also within the range of both. Given these considerations and the fact that the advisory fee was within 10 bps of Swan DR’s peer group and Morningstar category, the Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan’s 1.00% advisory fee for Swan EM was higher than the Morningstar category, but in-line with the peer group. The Board also noted that Swan EM’s net expense ratio was higher than that of its peer group and Morningstar category, but within the range of both. Given these considerations and the fact that the advisory fee was consistent with its peers, the Board concluded that the advisory fee for Swan EM was not unreasonable.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2017

Swan FD—The Board noted that Swan’s 1.00% advisory fee for Swan FD was consistent with the peer group, but higher than the Morningstar category and within the range of both. The Board also noted that Swan FD’s net expense ratio was higher than that of its peer group and Morningstar Category. Given these considerations and the fact that the advisory fee was consistent with its peers, the Board concluded that the advisory fee for Swan FD was not unreasonable.

Swan US—The Board noted that Swan’s 1.00% advisory fee for Swan US was higher than the peer group and Morningstar category, but within the range of both. The Board also noted that Swan US’s net expense ratio was higher than that of its peer group and Morningstar category, but within the range of both. Given these considerations, and the fact that the fee was within 10 bps of the peer average, the Board concluded that the advisory fee for Swan US was not unreasonable.

Economies of Scale.

Swan DR—The Board discussed the size of Swan DR and noted that its assets grew significantly over the previous year. The Board noted Swan’s explanation that Swan did not believe economies had been achieved because, as Swan DR grew, Swan reinvested a significant portion of the profit back into the firm to keep pace with growth. The Board recognized that Swan implemented initiatives so that its operations, trading, legal, security and compliance functions could handle new issues faced by Swan as the Swan Funds continue to grow. In consideration of Swan’s reinvestment of profits back into its infrastructure, the Board agreed that Swan had not yet achieved economies of scale at a level necessitating breakpoints. The Board noted that Swan agreed to discuss the implementation of breakpoints when Swan achieved material economies of scale related to the any of the Swan Funds. The Board agreed to monitor and revisit the issue at the appropriate time.

Swan EM, Swan FD, and Swan US—The Board discussed the size of each of Swan EM, Swan FD and Swan US and their prospects for growth, concluding that none had achieved meaningful economies of scale yet to justify breakpoints. The Board noted that Swan agreed to discuss the implementation of breakpoints when Swan achieved material economies of scale related to any of the Swan Funds. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability.

Swan DR—The Board reviewed Swan’s profitability analysis provided in connection with its operation of Swan DR. The Board observed that Swan was operating Swan DR at a profit. The Board noted that Swan anticipated expenses in the coming years as it continued to build out its operations and compliance teams to keep pace with its anticipated growth. The Board concluded that Swan’s profitability in relation to its operation of Swan DR was not excessive.

Swan EM, Swan FD, and Swan US—The Board reviewed Swan’s profitability analysis provided in connection with its operation of each of Swan EM, Swan FD and Swan US. The Board observed that Swan was operating each of Swan EM, Swan FD and Swan US at a loss. The Board concluded, therefore, that Swan’s profitability in relation to its operation of Swan EM, Swan FD, and Swan US was not excessive.

Conclusion. Having requested and reviewed such information from SCM and SGM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements and Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for the Swan Funds was reasonable and that renewal of the advisory agreements and sub-advisory agreements, and approval of the amendments thereto with respect to Swan FD and Swan US, was in the best interests of the Swan Funds and their respective shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2017

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (September 1975 to September 2011).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Asst. Vice President -Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	4	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2017, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/17-NLFT III-v1

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2017

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley* 80 Arkay Drive, Hauppauge, NY 11788 1970	President**/ Treasurer	February 2017 and 2013, respectively, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 -2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 -2012); Senior Associate of Fund Administration, Morgan Stanley (1999 -2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014 -2017), Staff Attorney, Gemini Fund Services, LLC (2013 -2014), Law Clerk, Gemini Fund Services, LLC (2009 -2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 -2008).
William Kimme 17605 Wright Street, Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 -2011); Assistant Director, FINRA (2000 -2009).

*	Mr. Curley was elected President of the Trust, effective February 24, 2017.

**	James Ash resigned from his position as President of the Trust effective February 24, 2017

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/17-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, LLC

227 E. Third Avenue, Unit A

Durango, CO 81301

INVESTMENT SUB-ADVISOR

Swan Global Management, LLC

7 Ridgetop

Palmas Del Mar, PR 00791

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees	2015	2016	2017
Swan Defined Risk Fund	$13,500	$14,000	$14,000
Swan Defined Risk Emerging Markets Fund	$13,500	$13,500	$13,500
Swan Defined Risk Foreign Developed Fund		$13,200	$13,200
Swan Defined Risk U.S Small Cap Fund		$13,200	$13,200

(b) Audit-Related Fees	2015	2016	2017
Swan Defined Risk Fund	None	None	None
Swan Defined Risk Emerging Markets Fund	None	None	None
Swan Defined Risk Foreign Developed Fund		None	None
Swan Defined Risk U.S Small Cap Fund		None	None

(c) Tax Fees	2015	2016	2017
Swan Defined Risk Fund	$2,000	$2,200	$2,200
Swan Defined Risk Emerging Markets Fund	$2,000	$2,200	$2,200
Swan Defined Risk Foreign Developed Fund		$2,200	$2,200
Swan Defined Risk U.S Small Cap Fund		$2,200	$2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees	2015	2016	2017
Swan Defined Risk Fund	None	None	None
Swan Defined Risk Emerging Markets Fund	None	None	None
Swan Defined Risk Foreign Developed Fund		None	None
Swan Defined Risk U.S Small Cap Fund		None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund	2017	2016	2015
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Swan Defined Risk Emerging Markets Fund	2017	2016	2015
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Swan Defined Risk Foreign Developed Fund	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk U.S. Small Cap Fund	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2017	2016	2015
Swan Defined Risk Fund	$2,200	$2,200	$2,000
Swan Defined Risk Emerging Markets Fund	$2,200	$2,200	$2,000
Swan Defined Risk Foreign Developed Fund	$2,200	$2,200
Swan Defined Risk U.S. Small Cap Fund	$2,200	$2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/5/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/5/17